Metropolitan Life Insurance Company
1095 Avenue of the Americas
New York, NY 10036

February 20, 2015

VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  Metropolitan Life Insurance Company
     Metropolitan Life Separate Account E (the "Registrant")
     Preference Premier(R)
     File Nos. 333-176654/811-04001
     Rule 497(j) Certification
     -------------------------

Ladies and Gentlemen:

Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, Registrant hereby certifies that:

    (1) The form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the registration statement filed with the Securities and Exchange Commission, and

    (2) The text of the most recent amendment has been filed with the Securities and Exchange Commission electronically.

Sincerely,

/s/ Michele H. Abate
-----------------------------------
Michele H. Abate
Assistant General Counsel
Metropolitan Life Insurance Company

10048196 v1